Operating Leases	12 Months Ended
Dec. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Operating Leases

17. Operating Leases

The Company leases buildings and machinery and equipment under various lease agreements expiring on dates through 2055. Rental expense recorded for operating leases for the years ended December 31, 2016, 2015 and 2014 was $824,998, $754,380 and $729,387, respectively. For information regarding intercompany operating leases, see Note 2 a).

Future minimum rental payments under non-cancelable operating leases for the five years succeeding December 31, 2016 and thereafter are:

2017	$740.438
2018	641.122
2019	559.252
2020	476.878
2021	395.448
Thereafter	1.360.906
4.174.044